Fair Value Measurements (Details 2) - EPB 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 41,282,116	$ 36,005,069
Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 566,799	$ 1,070,608

[1]	Certain investments that were measured at NAV per share or its equivalent have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.